LINE OF CREDIT, SHORT TERM DEBT AND BANK ACCEPTANCE NOTES (Schedule Of Short-Term Debt) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short term debt	$ 13,744,000	$ 8,754,000
Citic Bank [Member]
Short-term Debt [Line Items]
Short term debt	7,280,000	7,333,000
ICBC [Member]
Short-term Debt [Line Items]
Short term debt	4,854,000
Taizhou Bank [Member]
Short-term Debt [Line Items]
Short term debt	1,610,000	1,585,000
Insurance Premiums [Member]
Short-term Debt [Line Items]
Short term debt		$ 36,000